UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2010

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of Investments (unaudited)	January 31, 2010

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 98.6%
Education - 14.8%
$4,900,000	Oregon Health & Sciences University Revenue, 5.750% due 7/1/39	$5,268,137
	Oregon State Facilities Authority Revenue:
500,000	Linfield College Project, 5.000% due 10/1/25	481,050
510,000	Refunding, Willamette University Project, 5.000% due 10/1/16	553,819
1,210,000	Senior College in Student Housing Project A, XLCA, 5.250% due 7/1/25	1,075,206
3,545,000	University Portland Projects, 5.000% due 4/1/32	3,535,358
3,700,000	Willamette University Project, 5.000% due 10/1/27	3,737,296
1,000,000	Rogue Community College District Oregon, GO, Refunding, NATL-School Board Guaranty, 5.000% due 6/15/25	1,056,230

	Total Education	15,707,096

Health Care - 24.3%
	Clackamas County, OR, Hospital Facility Authority Revenue:
500,000	Gross-Willamette Falls Hospital Project, RADIAN, 5.500% due 4/1/22	483,615
	Legacy Health System:
1,000,000	5.000% due 7/15/14 (a)	1,062,140
500,000	5.750% due 5/1/16	517,470
1,000,000	5.250% due 5/1/21	1,014,280
2,300,000	5.500% due 7/15/35	2,347,495
1,000,000	Williamette Falls Hospital Project, 6.000% due 4/1/19	1,004,010
4,300,000	Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC, 5.375% due 1/1/35	4,250,550
1,000,000	Hillsboro Hospital Facility Authority Revenue, Tuality Healthcare Project, Radian, 5.375% due 10/1/31	925,830
375,000	Klamath Falls, OR, Inter Community Hospital Authority Revenue, Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	334,372
	Multnomah County, OR, Hospital Facilities Authority Revenue:
3,500,000	Adventist Health, 5.125% due 9/1/40	3,438,820
500,000	Providence Health Systems, 5.250% due 10/1/24	518,770
5,000,000	Oregon State Facilities Authority Revenue, Peacehealth, 5.000% due 11/1/39	4,961,350
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	990,830
	Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives:
535,000	5.750% due 12/1/20	543,046
215,000	5.500% due 3/1/22	219,982
1,000,000	5.000% due 5/1/22	1,026,050
2,000,000	5.000% due 5/1/32	2,010,480

	Total Health Care	25,649,090

Housing - 5.2%
260,000	MFH Revenue Bond Pass-Through Certificates Beneficial Ownership, Pacific Tower Apartments, 6.050% due 11/1/34 (b)	245,362
	Oregon State Housing & Community Services Department, Mortgage Revenue:
2,005,000	Single-Family Mortgage, 5.400% due 7/1/27 (b)	2,029,341
	Single-Family Mortgage Program:
3,000,000	5.050% due 7/1/26 (b)	2,983,320
160,000	5.550% due 7/1/30	160,849
50,000	Virgin Islands HFA, Single-Family Mortgage Revenue, GNMA Mortgage- Backed Securities Program, GNMA-Collateralized, 6.450% due 3/1/16 (b)	50,002

	Total Housing	5,468,874

Industrial Revenue - 4.6%
125,000	Oregon State Bond Bank Revenue, Economic & Community Development Department, NATL, 5.500% due 1/1/26	126,373

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	January 31, 2010

FACE AMOUNT	SECURITY	VALUE
Industrial Revenue - 4.6% (continued)
$3,000,000	Portland, OR, Economic Development Revenue, Broadway Housing LLC Project, 6.500% due 4/1/35	$3,313,080
1,000,000	Puerto Rico Commonwealth Government Development Bank, 4.750% due 12/1/15	1,021,690
500,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26 (b)	375,825

	Total Industrial Revenue	4,836,968

Leasing - 2.3%
	Oregon State Department of Administrative Services:
1,300,000	COP, 5.000% due 5/1/29	1,364,675
1,000,000	AGM, 5.000% due 5/1/30	1,032,490

	Total Leasing	2,397,165

Local General Obligation - 0.5%
500,000	Jefferson County GO, School District No. 509J, NATL/FGIC-School Board Guaranty, 5.250% due 6/15/16	531,865

Other - 2.4%
500,000	Oregon State Department of Administrative Services, Lottery Revenue, AGM, 5.000% due 4/1/19	539,230
475,000	Oregon State Facilities Authority Revenue, NATL/FGIC, 5.000% due 10/1/34	476,140
1,000,000	Portland, OR, Urban Renewal & Redevelopment, AMBAC, 5.000% due 6/15/18	1,090,300
500,000	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA, 6.250% due 12/1/29	431,355

	Total Other	2,537,025

Power - 3.0%
3,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	3,124,410

Pre-Refunded/Escrowed to Maturity - 18.7%
	Clackamas County GO:
500,000	Canby School District No. 86, School Board Guaranty, 5.250% due 6/15/20 (c)	509,230
500,000	Lake Oswego School District No. 7J, NATL, 5.000% due 6/1/26 (c)	529,805
300,000	Deschutes County GO, Administrative School District No. 1, AGM-School Board Guaranty, 5.500% due 6/15/18 (c)	320,445
500,000	Eugene Water Revenue, Utilities Systems, AGM, 5.875% due 8/1/30 (c)	514,115
850,000	Forest Grove, Campus Improvement & Refunding Revenue, Pacific University, Radian, 6.300% due 5/1/25 (c)	862,529
500,000	Jackson County GO, Central Point School District No. 6, FGIC-School Board Guaranty, 5.250% due 6/15/20 (c)	509,230
	Klamath Falls, OR:
625,000	Inter Community Hospital Authority Revenue, Merle West Medical Center, 6.250% due 9/1/31 (c)	717,850
1,000,000	Wastewater Revenue, AMBAC, 5.500% due 6/1/25 (c)	1,016,650
2,000,000	Lane County GO, Eugene School District No. 4J, AGM, 5.000% due 7/1/17 (c)	2,205,240
500,000	Multnomah County, GO, Reynolds School District No. 7, School Board Guaranty, 5.125% due 6/15/20 (c)	531,525
500,000	Multnomah-Clackamas County GO, Centennial School District No. 28-302, FGIC-School Board Guaranty, 5.000% due 6/15/21 (c)	531,030
500,000	Northern Mariana Islands Commonwealth GO, 7.375% due 6/1/30 (c)	511,730
500,000	Oregon State Department of Administrative Services, COP, AMBAC, 6.250% due 5/1/17 (c)	512,245
	Oregon State Department of Transportation Highway User Tax Revenue:
500,000	5.375% due 11/15/20 (c)	520,240
1,000,000	5.500% due 11/15/20 (c)	1,129,100
1,000,000	5.500% due 11/15/18 (c)	1,129,100

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	January 31, 2010

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded/Escrowed to Maturity - 18.7% (continued)
$765,000	Oregon State Facilities Authority Revenue, NATL/FGIC, 5.000% due 10/1/34 (c)	$867,365
1,000,000	Oregon State Health, Housing, Educational & Cultural Facilities Authority, Linfield College Project, 6.625% due 10/1/20 (c)	1,051,720
500,000	Tillamook County GO, School District No. 9, AGM-School Board Guaranty, 5.250% due 6/15/22 (c)	553,300
500,000	Tri-County Metropolitan Transportation District Revenue, 5.375% due 8/1/20 (c)	512,880
	Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives:
465,000	5.750% due 12/1/20 (c)	476,206
285,000	5.500% due 3/1/22 (d)	308,233
1,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (c)	1,049,720
500,000	Washington County GO, Forest Grove School District No. 15, AGM-School Board Guaranty, 5.000% due 6/15/21 (c)	530,675
1,135,000	Washington, Multnomah & Yamill County GO, School District No. 1J, NATL, 5.125% due 6/1/17 (c)	1,204,530
1,000,000	Yamhill County Hospital Authority, Friendsview Retirement Community, 7.000% due 12/1/34 (c)	1,209,100

	Total Pre-Refunded/Escrowed to Maturity	19,813,793

Solid Waste/Resource Recovery - 1.9%
1,975,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (b)	1,979,128

Special Tax Obligation - 6.5%
1,855,000	Keizer, OR, 5.200% due 6/1/31	1,888,742
	Oregon State Department of Administrative Services Lottery Revenue:
1,000,000	5.000% due 4/1/28	1,082,400
1,750,000	5.000% due 4/1/29	1,884,418
2,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, 6.000% due 8/1/42	2,074,680

	Total Special Tax Obligation	6,930,240

State General Obligation - 2.5%
	Oregon State GO:
2,380,000	State Board of Higher Education, 5.000% due 8/1/31	2,512,161
145,000	Veterans Welfare, 5.700% due 10/1/32	145,828

	Total State General Obligation	2,657,989

Transportation - 2.4%
1,400,000	Oregon State Department of Transportation, Highway User Tax Revenue, Refunding Senior Lien, 5.000% due 11/15/19	1,579,536
1,000,000	Port of Portland Airport Revenue, Portland International Airport, AMBAC, 5.500% due 7/1/18 (b)	1,001,920

	Total Transportation	2,581,456

Water & Sewer - 9.5%
4,000,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty, 5.125% due 7/1/47	3,957,080
	Lane County, OR, Metropolitan Wastewater Management Commission Revenue, NATL/FGIC:
275,000	5.000% due 11/1/24	289,603
1,940,000	5.000% due 11/1/25	2,032,538
135,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (b)	136,027

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	January 31, 2010

FACE AMOUNT	SECURITY	VALUE
Water & Sewer - 9.5% (continued)
$3,500,000	Portland, OR, Sewer Systems Revenue, 5.000% due 6/15/33	$3,643,010

	Total Water & Sewer	10,058,258

	TOTAL INVESTMENTS - 98.6% (Cost - $100,842,386#)	104,273,357
	Other Assets in Excess of Liabilities - 1.4%	1,467,258

	TOTAL NET ASSETS - 100.0%	$105,740,615

(a)	Maturity date shown represents the mandatory tender date.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corp. - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
Radian	— Radian Asset Assurance - Insured Bonds
XLCA	— XL Capital Assurance Inc. - Insured Bonds

Ratings Table*

S&P/Moody’s**

AAA/Aaa	15.5%
AA/Aa	31.9
A	34.7
BBB/Baa	9.0
BB/Ba	2.0
CCC/Caa	0.4
NR	6.5

100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 5 and 6 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Oregon Municipals Fund (formerly known as Legg Mason Partners Oregon Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$104,273,357	—	$104,273,357

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,053,543
Gross unrealized depreciation	(622,572)

Net unrealized appreciation	$3,430,971

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2010, the Fund did not have any derivative instruments outstanding. During the period ended January 31, 2010, the Fund had an average market value of $710,863 in future contracts (to sell).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 23, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 23, 2010